ASSETS HELD FOR SALE - Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Jul. 30, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on sale			$ 121	$ (170)	$ (631)
Portlands Energy | Disposal group, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest sold	50.00%
Sale consideration	$ 2,870
Loss on sale			279
Loss on sale, net of tax			$ 194
Portlands Energy | Disposal group, not discontinued operations | Scenario, Forecast
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on sale		$ 380
Loss on sale, net of tax		$ 280